Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Floating Rate Master Trust
Entity Central Index Key	0001109441
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Floating Rate Master Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Floating Rate Master Series for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-internalusefunds-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Floating Rate Master Series	$55	0.53%
[1]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Franklin Floating Rate Master Series returned 7.37%. The Fund compares its performance to the Morningstar LSTA U.S. Leveraged Loan Index, which returned 7.50% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The Fund’s loan selection in leisure, chemical and service issuers contributed to relative results.
↑	Our overweight in Lower-Tier loans and underweight in upper-tier loans relative to the index benefited returns.
↑	Our underweight loan allocation to the food/tobacco and housing industries contributed to performance, as did our overweight loan allocation to the diversified media segment.

Top detractors from performance:
↓	Our cash exposure hindered performance, as did our allocation to equity received from prior restructurings.
↓	Our loan selection in health care, information technology and land transportation issuers detracted from results.
↓	Our underweight loan allocation in the telecommunication and cable/wireless video industries hindered performance, as did our overweight loan allocation to the land transportation segment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Franklin Floating Rate Master Series	7.37	7.56	4.09
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Morningstar LSTA U.S. Leveraged Loan Index	7.50	7.23	5.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236. Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 470,621,365
Holdings Count | $ / shares	292	[2]
Advisory Fees Paid, Amount	$ 2,327,314
Investment Company Portfolio Turnover	43.94%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$470,621,365
Total Number of Portfolio Holdings*	292
Total Management Fee Paid	$2,327,314
Portfolio Turnover Rate	43.94%
[2]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition*,† (% of Total Investments)	[3],[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-internalusefunds-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
†	Certain categories may represent less than 0.1%.